Share-Based Compensation (Details) - Schedule of assumptions used in determining fair value of share options - $ / shares	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Share-Based Compensation (Details) - Schedule of assumptions used in determining fair value of share options [Line Items]
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Share-Based Compensation (Details) - Schedule of assumptions used in determining fair value of share options [Line Items]
Risk-free interest rate	2.75%	1.84%
Expected volatility	50.00%	42.00%
Expected life	8 years 10 months 24 days	2 years
Exercise multiples (in Dollars per share)	$ 2.2	$ 2.2
Fair value of underlying ordinary shares (US$/share) (in Dollars per share)	$ 6.28	$ 9.29
Maximum [Member]
Share-Based Compensation (Details) - Schedule of assumptions used in determining fair value of share options [Line Items]
Risk-free interest rate	2.85%	2.35%
Expected volatility	51.00%	51.00%
Expected life	9 years 3 months 14 days	10 years
Exercise multiples (in Dollars per share)	$ 2.8	$ 2.8
Fair value of underlying ordinary shares (US$/share) (in Dollars per share)	$ 6.83	$ 12.25